Employee benefit plans (Details 5) - USD ($) $ in Thousands	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
France
Expected future contributions payable	$ 359	$ 25	$ 8	$ 36	$ 126	$ 0
Switzerland
Expected future contributions payable	$ 3,082	$ 541	$ 2,037	$ 424	$ 398	$ 1,843